Commitments and Contingencies (Details 2)	1 Months Ended
Mar. 31, 2015 ft²
Office and research facility operating lease
Lease
Square of feet of space	19,335
Term of lease extension option	5 years
Amendment to office and research facility operating lease
Lease
Square of feet of space	9,660
Delivery of expansion space with substantial completion of certain improvements | Office and research facility operating lease
Lease
Lease term	5 years